Income and Social Contribution Taxes - Summary of Deferred Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	R$ (1,916)	R$ (1,738)
Total, net	1,136	1,215
Total assets	1,871	1,797
Total liabilities	(735)	(582)
Deferred tax assets	3,052	2,953
Tax loss carry forwards [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	524	290
Provisions [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	1,093	1,027
Post-retirement obligations [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	1,179	1,175
Estimated provision for doubtful receivables [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	207	229
Taxes with suspended liability [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	14	202
Paid concession [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	8	8
Adjustment to fair value: Swap/loss [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	13
Other [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	14	22
Funding cost [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(31)	(45)
Deemed cost [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(276)	(268)
Cost of acquisition of equity interests [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(464)	(481)
Borrowing costs capitalized [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(166)	(149)
Taxes on revenues not redeemed - Presumed Profit accounting method [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(1)	(2)
Transmission assets: Indemnity gain [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(937)	(517)
Adjustment of expectation of cash flow from the indemnifiable Financial asset of distribution concession [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities		(271)
Other Deferred Income And Social Contribution Taxes Liabilities [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	R$ (41)	R$ (5)